Derivative Instruments (Tables)	3 Months Ended	12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross Fair Value of Derivative Positions
The Company’s derivative positions measured at fair value are summarized in the following tables:

	As of December 29, 2018
	Current Assets	Other Assets	Other Current Liabilities	Other Long- Term Liabilities
Derivatives designated as hedges
Foreign exchange	$211	$181	$(72)	$(77)
Interest rate	—	—	(221)	—
Other	2	—	(7)	(4)
Derivatives not designated as hedges
Foreign exchange	27	89	(140)	(53)
Interest rate	—	—	—	(63)
Gross fair value of derivatives	240	270	(440)	(197)
Counterparty netting	(145)	(225)	228	142
Cash collateral (received)/paid	(3)	—	104	15
Net derivative positions	$92	$45	$(108)	$(40)

	As of September 29, 2018
	Current Assets	Other Assets	Other Current Liabilities	Other Long- Term Liabilities
Derivatives designated as hedges
Foreign exchange	$166	$169	$(80)	$(39)
Interest rate	—	—	(329)	—
Other	13	2	—	—
Derivatives not designated as hedges
Foreign exchange	38	96	(95)	(60)
Interest rate	—	—	—	(81)
Gross fair value of derivatives	217	267	(504)	(180)
Counterparty netting	(158)	(227)	254	131
Cash collateral (received)/paid	—	—	135	5
Net derivative positions	$59	$40	$(115)	$(44)

The Company’s derivative positions measured at fair value are summarized in the following tables:

	As of September 29, 2018
	Current Assets	Other Assets	Other Current Liabilities	Other Long- Term Liabilities
Derivatives designated as hedges
Foreign exchange	$166	$169	$(80)	$(39)
Interest rate	—	—	(329)	—
Other	13	2	—	—
Derivatives not designated as hedges
Foreign exchange	38	96	(95)	(60)
Interest Rate	—	—	—	(81)
Gross fair value of derivatives	217	267	(504)	(180)
Counterparty netting	(158)	(227)	254	131
Cash collateral (received)/paid	—	—	135	5
Net derivative positions	$59	$40	$(115)	$(44)

	As of September 30, 2017
	Current Assets	Other Assets	Other Current Liabilities	Other Long- Term Liabilities
Derivatives designated as hedges
Foreign exchange	$175	$190	$(192)	$(170)
Interest rate	—	10	(106)	—
Other	6	2	—	—
Derivatives not designated as hedges
Foreign exchange	38	—	(46)	(19)
Interest Rate	—	—	—	(16)
Gross fair value of derivatives	219	202	(344)	(205)
Counterparty netting	(142)	(190)	188	144
Cash collateral (received)/paid	(20)	(7)	19	—
Net derivative positions	$57	$5	$(137)	$(61)

Adjustments Related to Fair Value Hedges Included in Net Interest Income/(Expense) in Consolidated Statements of Income
The following amounts are included in “Interest expense, net” in the Condensed Consolidated Statements of Income:

	Quarter Ended
	December 29, 2018	December 30, 2017
Gain (loss) on:
Pay-floating swaps	$117	$(64)
Borrowings hedged with pay-floating swaps	(117)	64
Benefit (expense) associated with interest accruals on pay-floating swaps	(14)	7

The following table summarizes adjustments related to fair value hedges included in “Interest expense, net” in the Consolidated Statements of Income.

	2018	2017	2016
Gain (loss) on interest rate swaps	$(230)	$(211)	$18
Gain (loss) on hedged borrowings	230	211	(18)

Net Gains or Losses Recognized in Costs and Expenses on Economic Exposures Associated with Foreign Currency Exchange Rates	The following table summarizes the net foreign exchange gains or losses recognized on foreign currency denominated assets and liabilities and the net foreign exchange gains or losses on the foreign exchange contracts we entered into to mitigate our exposure with respect to foreign currency denominated assets and liabilities for the quarter ended December 29, 2018 and December 30, 2017 by the corresponding line item in which they are recorded in the Condensed Consolidated Statements of Income:

	Costs and Expenses		Interest expense, net		Income Tax expense
Quarter Ended:	December 29, 2018	December 30, 2017	December 29, 2018	December 30, 2017	December 29, 2018	December 30, 2017
Net gain (loss) on foreign currency denominated assets and liabilities	$(27)	$17	$40	$3	$15	$3
Net gain (loss) on foreign exchange risk management contracts not designated as hedges	24	(14)	(39)	(1)	(18)	(1)
Net gain (loss)	$(3)	$3	$1	$2	$(3)	$2
The following table summarizes the net foreign exchange gains or losses recognized on foreign currency denominated assets and liabilities and the net foreign exchange gains or losses on the foreign exchange contracts we entered into to mitigate our exposure with respect to foreign currency denominated assets and liabilities for fiscal years 2018, 2017 and 2016 by the corresponding line item in which they are recorded in the Consolidated Statements of Income:

	Costs and Expenses			Interest expense, net			Income Tax Expense
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Net gains (losses) on foreign currency denominated assets and liabilities	$(146)	$105	$2	$39	$(13)	$(2)	$29	$3	$49
Net gains (losses) on foreign exchange risk management contracts not designated as hedges	104	(120)	(65)	(46)	11	—	(19)	24	(24)
Net gains (losses)	$(42)	$(15)	$(63)	$(7)	$(2)	$(2)	$10	$27	$25

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]	The following table summarizes the effect of foreign exchange cash flow hedges on AOCI for the quarter ended December 29, 2018:

December 29, 2018
Gain/(loss) recognized in Other Comprehensive Income	$50
Gain/(loss) reclassified from AOCI into the Statement of Income (1)	37
(1)
Primarily recorded in revenue
Schedule of Fair Value Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following table summarizes fair value hedge adjustments to hedged borrowings at December 29, 2018 and September 29, 2018:

	Carrying Amount of Hedged Borrowings (1)		Fair Value Adjustments Included in Hedged Borrowings (1)
	December 29, 2018	September 29, 2018	December 29, 2018	September 29, 2018
Borrowings:
Current	$1,590	$1,585	$(9)	$(14)
Long-term	6,499	6,425	(177)	(290)
	$8,089	$8,010	$(186)	$(304)
(1)
Includes $40 million and $41 million of gains on terminated interest rate swaps as of December 29, 2018 and September 29, 2018, respectively.